UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Waltham, MA        August 14, 2006

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	20
Form 13F Information Table Value Total:      	116,366
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE INTL INC	COM	018772103	3,778	850,800	SH		SOLE		850,800
AMERISTAR CASINOS INC	COM	03070Q101	2,196	112,900	SH		SOLE		112,900
BCE INC	COM	05534B109	2,363	100,000	SH		SOLE		100,000
BLOCKBUSTER INC	CL A	093679108	4,982	1,000,400	SH		SOLE		1,000,400
COMPASS MINERAL INTL INC	COM	20451N101	4,990	200,000	SH		SOLE		200,000
DYNEGY INCL NEW	CL A	26816Q101	2,188	400,000	SH		SOLE		400,000
FRIENDLY ICE CREAM CORP	COM	358497105	2,369	308,100	SH		SOLE		 308,100
GREAT WOLF RESORTS INC	COM	391523107	4,804	400,000	SH		SOLE		400,000
JOHNSON OUTDOORS INC	CL A	479167108	1,263	73,013	SH		SOLE		73,013
LODGENET ENTMT CORP	COM	540211109	8,859	475,000	SH		SOLE		475,000
MTR GAMING GROUP INC	COM	553769100	12,757	1,360,000	SH		SOLE		1,360,000
METRETEK TECHNOLOGIES INC	COM	59159Q107	20,378	1,186,171	SH		SOLE		1,186,171
NORTHWESTERN  CORP	COM NEW	668074305	13,053	380,000	SH		SOLE		380,000
PORTLAND GNE ELEC CO	COM NEW	736508847	6,867	275,000	SH		SOLE		275,000
PRESTIGE BRANDS HLDS INC	COM	74112D101	419	42,000	SH		SOLE		42,000
RADIO ONE, INC	CL A	75040P108	2,438	325,000	SH		SOLE		325,000
SUNTERRA CORP	COM NEW	86787D208	11,522	1,125,236	SH		SOLE		1,125,236
TRM CORP	COM	872636105	7,571	1,092,530	SH		SOLE		1,092,530
TRUMP ENTMT RESORTS INC	COM	89816T103	157	7,805	SH		SOLE		7,805
UAL CORP	COM NEW	902549807	3,412	110,000	SH		SOLE		110,000
GRAND TOTAL	116,366	9,823,955	9,823,955



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